Exchange rates in US$ (Tables)	12 Months Ended
Dec. 31, 2017
Foreign Exchange Rates [Abstract]
Summary of principal exchange rate used in preparation of financial statements
Strategic Report	Governance Report	Financial Statements	Production, Reserves and Operations	Additional Information

The principal exchange rates used in the preparation of the 2017 financial statements were:

	Full-year average			Year-end
	2017	2016	2015	2017	2016	2015
Sterling	1.29	1.36	1.53	1.34	1.22	1.48
Australian dollar	0.77	0.74	0.75	0.78	0.72	0.73
Canadian dollar	0.77	0.76	0.78	0.79	0.74	0.72
Euro	1.13	1.11	1.11	1.20	1.05	1.09
South African rand	0.075	0.068	0.079	0.081	0.073	0.064

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